UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21318

Name of Fund: Corporate High Yield Fund VI, Inc.


Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Corporate High Yield Fund VI, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.8%      $3,901,000   Alliant Techsystems, Inc., 3% due 8/15/2024 (a)(h)                       $   4,554,418
                                 2,950,000   DRS Technologies, Inc., 6.875% due 11/01/2013                                2,802,500
                                 1,600,000   Esterline Technologies Corp., 7.75% due 6/15/2013                            1,672,000
                                 1,300,000   K&F Acquisition, Inc., 7.75% due 11/15/2014                                  1,309,750
                                 2,200,000   L-3 Communications Corp., 6.375% due 10/15/2015 (a)                          2,167,000
                                 2,220,000   L-3 Communications Corp., 3% due 8/01/2035 (a)(h)                            2,158,950
                                 2,875,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                            2,386,250
                                 3,200,000   Transdigm, Inc., 8.375% due 7/15/2011                                        3,312,000
                                 4,775,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                           4,345,250
                                                                                                                      -------------
                                                                                                                         24,708,118
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.7%                  4,325,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                         4,269,624
                                 3,454,647   Continental Airlines, Inc. Series 1997-4-B, 6.90%
                                             due 7/02/2018                                                                2,951,110
                                    83,411   Continental Airlines, Inc. Series 1998-1-C, 6.541%
                                             due 9/15/2009                                                                   78,929
                                 1,553,930   Continental Airlines, Inc. Series 2001-1 Class  C, 7.033%
                                             due 12/15/2012                                                               1,409,964
                                                                                                                      -------------
                                                                                                                          8,709,627
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%                1,275,000   General Motors Acceptance Corp., 7.25% due 3/02/2011                         1,177,519
                                 1,924,000   Metaldyne Corp., 11% due 11/01/2013 (a)                                      1,721,980
                                                                                                                      -------------
                                                                                                                          2,899,499
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 6.3%              3,475,000   Emmis Communications Corp., 10.366% due 6/15/2012 (c)                        3,479,344
                                 1,925,000   Granite Broadcasting Corp., 9.75% due 12/01/2010                             1,790,250
                                   825,000   LIN Television Corp., 6.50% due 5/15/2013 (a)                                  789,937
                                 1,925,000   Nexstar Finance, Inc., 7% due 1/15/2014                                      1,722,875
                                 3,425,000   Paxson Communications Corp., 10.75% due 7/15/2008                            3,502,062
                                   950,000   Paxson Communications Corp., 12.121%* due 1/15/2009                            977,313
                                 2,800,000   Radio One, Inc., 6.375% due 2/15/2013                                        2,702,000
                                 5,250,000   Salem Communications Corp., 7.75% due 12/15/2010                             5,414,063
                                   650,000   Sinclair Broadcast Group, Inc., 8% due 3/15/2012                               669,500
                                   325,000   Sinclair Broadcast Group, Inc., 6% due 9/15/2012 (h)                           284,375
                                 5,030,000   Sinclair Broadcast Group, Inc. Class A, 4.875% due 7/15/2018 (h)             4,577,300
                                 3,175,000   Sirius Satellite Radio, Inc., 9.625% due 8/01/2013 (a)                       3,103,563
                                 3,775,000   Young Broadcasting, Inc., 8.75% due 1/15/2014                                3,312,563
                                                                                                                      -------------
                                                                                                                         32,325,145
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.6%     1,325,000   New Skies Satellites NV, 9.573% due 11/01/2011 (a)(c)                        1,361,437
                                 1,600,000   New Skies Satellites NV, 9.125% due 11/01/2012                               1,644,000
                                                                                                                      -------------
                                                                                                                          3,005,437
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.7%              1,300,000   Adelphia Communications Corp., 6% due 2/15/2006 (b)(h)                          29,250
                                 3,750,000   CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                            3,731,250
                                 3,125,000   Century Communications Series B, 9.05%* due 1/15/2008 (b)                    1,781,250
                                 7,500,000   Charter Communications Holdings LLC, 10% due 4/01/2009                       6,037,500
                                 1,305,000   Charter Communications, Inc., 5.875% due 11/16/2009 (a)(h)                     964,069
                                 4,200,000   Intelsat Bermuda Ltd., 8.695% due 1/15/2012 (a)(c)                           4,263,000
                                 4,575,000   Intelsat Bermuda Ltd., 8.625% due 1/15/2015 (a)                              4,586,437
                                 6,500,000   Loral Cyberstar, Inc., 10% due 7/15/2006 (b)                                 6,158,750
                                 6,225,000   Mediacom Broadband LLC, 11% due 7/15/2013                                    6,691,875
                                   700,000   Mediacom LLC, 9.50% due 1/15/2013                                              687,750
                                 1,875,000   PanAmSat Corp., 9% due 8/15/2014                                             1,968,750
                                 2,875,000   Quebecor Media, Inc., 10.534%* due 7/15/2011                                 2,936,094

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $3,100,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (a)                 $   3,379,000
                                 1,019,000   Skynet Senior Secured Note, 14% due 12/01/2015                               1,192,230
                                                                                                                      -------------
                                                                                                                         44,407,205
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 7.3%                 2,434,000   BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                     2,698,697
                                 3,355,000   Huntsman International, LLC, 10.125% due 7/01/2009                           3,455,650
                                 3,575,000   ISP Holdings, Inc. Series B, 10.625% due 12/15/2009                          3,744,812
                                 3,225,000   Innophos, Inc., 9.625% due 8/15/2014 (a)                                     3,241,125
                                 3,750,000   Millennium America, Inc., 7% due 11/15/2006                                  3,806,250
                                 1,600,000   Millennium America, Inc., 9.25% due 6/15/2008                                1,728,000
                                   800,000   Nalco Co., 7.75% due 11/15/2011                                                822,000
                                 1,825,000   Nalco Co., 8.875% due 11/15/2013                                             1,893,437
                                 1,818,000   Nalco Finance Holdings, Inc., 10.010%* due 2/01/2014                         1,349,865
                                 1,825,000   Nova Chemical Corp., 7.561% due 11/15/2013 (a)(c)                            1,861,500
                                 3,750,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                                 3,956,250
                                 1,200,000   PCI Chemicals Canada, Inc., 10% due 12/31/2008                               1,258,500
                                 4,275,000   PolyOne Corp., 10.625% due 5/15/2010                                         4,403,250
                                 3,175,000   Tronox Worldwide LLC, 9.50% due 12/01/2012 (a)                               3,270,250
                                                                                                                      -------------
                                                                                                                         37,489,586
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.9%       2,275,000   Sealy Mattress Co., 8.25% due 6/15/2014                                      2,320,500
                                   950,000   Simmons Bedding Co., 7.875% due 1/15/2014                                      859,750
                                 1,300,000   Tempur-Pedic, Inc., 10.25% due 8/15/2010                                     1,399,125
                                                                                                                      -------------
                                                                                                                          4,579,375
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 2.9%   2,875,000   Chattem, Inc., 7.41% due 3/01/2010 (c)                                       2,896,562
                                   950,000   Chattem, Inc., 7% due 3/01/2014                                                960,687
                                 1,925,000   Church & Dwight Co., Inc., 6% due 12/15/2012                                 1,896,125
                                 5,725,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                                 5,610,500
                                 3,575,000   Samsonite Corp., 8.875% due 6/01/2011                                        3,655,438
                                                                                                                      -------------
                                                                                                                         15,019,312
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 8.0%         4,150,000   CBD Media, Inc., 8.625% due 6/01/2011                                        4,233,000
                                 3,625,000   CanWest Media, Inc., 8% due 9/15/2012                                        3,715,625
                                 2,856,000   Dex Media West LLC, 9.875% due 8/15/2013                                     3,159,450
                                 4,300,000   Houghton Mifflin Co., 8.25% due 2/01/2011                                    4,455,875
                                 2,825,000   Houghton Mifflin Co., 10.377%* due 10/15/2013 (a)                            2,164,656
                                 9,300,000   Liberty Media Corp., 0.75% due 3/30/2023 (h)                                10,171,875
                                 1,425,000   Primedia, Inc., 8.875% due 5/15/2011                                         1,364,437
                                 1,250,000   Six Flags, Inc., 9.625% due 6/01/2014                                        1,228,125
                                 2,225,000   Universal City Florida Holding Co. I, 8.375% due 5/01/2010                   2,191,625
                                 2,800,000   Universal City Florida Holding Co. I, 9% due 5/01/2010 (c)                   2,835,000
                                 5,474,000   Yell Finance BV, 9.788%* due 8/01/2011                                       5,610,850
                                                                                                                      -------------
                                                                                                                         41,130,518
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &           2,575,000   Belden & Blake Corp., 8.75% due 7/15/2012                                    2,639,375
Production - 2.5%                2,500,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (a)                             2,537,500
                                 3,175,000   Compton Petroleum Corp., 7.625% due 12/01/2013 (a)                           3,222,625
                                 4,250,000   Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012            4,558,125
                                                                                                                      -------------
                                                                                                                         12,957,625
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.6%            3,975,000   Dresser, Inc., 9.375% due 4/15/2011                                          4,183,688
                                   275,000   Ferrellgas Escrow LLC, 6.75% due 5/01/2014                                     259,187
                                 3,800,000   SemGroup LP, 8.75% due 11/15/2015 (a)                                        3,838,000

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $2,800,000   Star Gas Partners LP, 10.25% due 2/15/2013                               $   2,282,000
                                 3,175,000   Suburban Propane Partners, LP, 6.875% due 12/15/2013                         2,928,938
                                                                                                                      -------------
                                                                                                                         13,491,813
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.4%                 2,225,000   E*Trade Financial Corp., 7.375% due 9/15/2013 (a)                            2,208,312
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 4.2%            1,300,000   AmeriQual Group LLC, 9% due 4/01/2012 (a)                                    1,345,500
                                 1,000,000   Commonwealth Brands, Inc., 9.75% due 4/15/2008 (a)                           1,106,250
                                 4,750,000   Commonwealth Brands, Inc., 10.625% due 9/01/2008 (a)                         5,420,937
                                 4,800,000   Cott Beverages USA, Inc., 8% due 12/15/2011                                  4,920,000
                                 1,950,000   Del Monte Corp., 8.625% due 12/15/2012                                       2,047,500
                                   800,000   Del Monte Corp., 6.75% due 2/15/2015 (a)                                       764,000
                                 1,600,000   Merisant Co., 9.50% due 7/15/2013                                            1,040,000
                                 2,150,000   Merisant Worldwide, Inc., 12.25%* due 5/15/2014                                338,625
                                   650,000   Michael Foods, Inc., 8% due 11/15/2013                                         667,062
                                 3,475,000   New World Pasta Co., 9.25% due 2/15/2009 (b)                                   208,500
                                 3,550,000   Smithfield Foods, Inc. Series B, 8% due 10/15/2009                           3,754,125
                                                                                                                      -------------
                                                                                                                         21,612,499
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 7.7%                    5,275,000   Boyd Gaming Corp., 8.75% due 4/15/2012                                       5,657,437
                                 1,475,000   CCM Merger, Inc., 8% due 8/01/2013 (a)                                       1,427,062
                                 2,300,000   Caesars Entertainment, Inc., 7.875% due 3/15/2010                            2,469,625
                                 2,225,000   Greektown Holdings, 10.75% due 12/01/2013 (a)                                2,238,906
                                 2,775,000   Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                 2,886,000
                                 1,600,000   Las Vegas Sands Corp., 6.375% due 2/15/2015                                  1,540,000
                                 2,575,000   MGM Mirage, 9.75% due 6/01/2007                                              2,710,188
                                 5,400,000   Majestic Star Casino LLC, 9.50% due 10/15/2010                               5,298,750
                                 1,308,000   Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                            1,334,160
                                 4,350,000   Poster Financial Group, Inc., 8.75% due 12/01/2011                           4,480,500
                                 4,400,000   Resorts International Hotel and Casino, Inc., 11.50% due 3/15/2009           4,873,000
                                 1,575,000   San Pasqual Casino, 8% due 9/15/2013 (a)                                     1,561,219
                                 2,875,000   Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (a)                        2,875,000
                                                                                                                      -------------
                                                                                                                         39,351,847
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 8.9%               4,775,000   Alpharma, Inc., 3% due 6/01/2006 (h)                                         6,308,969
                                 3,500,000   Alpharma, Inc., 8.625% due 5/01/2011                                         3,745,000
                                 1,250,000   Athena Neurosciences Finance LLC, 7.25% due 2/21/2008                        1,215,625
                                 4,400,000   DaVita, Inc., 7.25% due 3/15/2015                                            4,493,500
                                 2,575,000   Elan Finance Plc, 8.34% due 11/15/2011 (c)                                   2,394,750
                                 4,750,000   HCA, Inc., 5.50% due 12/01/2009                                              4,608,659
                                 3,800,000   HealthSouth Corp., 8.375% due 10/01/2011                                     3,581,500
                                 1,925,000   Mylan Laboratories, Inc., 5.75% due 8/15/2010 (a)                            1,908,156
                                   900,000   Mylan Laboratories, Inc., 6.375% due 8/15/2015 (a)                             892,125
                                 2,400,000   Select Medical Corp., 7.625% due 2/01/2015                                   2,280,000
                                 3,175,000   Select Medical Corp., 9.933% due 9/15/2015 (a)(c)                            3,167,063
                                 1,575,000   Tenet Healthcare Corp., 9.875% due 7/01/2014                                 1,578,938
                                 4,425,000   U.S. Oncology, Inc., 9% due 8/15/2012                                        4,723,688
                                 1,575,000   Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                       1,661,625
                                 3,200,000   Ventas Realty LP, 6.75% due 6/01/2010                                        3,248,000
                                                                                                                      -------------
                                                                                                                         45,807,598
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.4%                   2,500,000   Building Materials Corp. of America, 8% due 10/15/2007                       2,525,000
                                 8,850,000   Building Materials Corp. of America, 8% due 12/01/2008                       8,938,500

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $1,275,000   Forest City Enterprises, Inc., 7.625% due 6/01/2015                      $   1,338,750
                                   775,000   Goodman Global Holding Co., Inc., 7.491% due 6/15/2012 (a)(c)                  767,250
                                 1,625,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (a)                  1,527,500
                                 1,250,000   Standard-Pacific Corp., 6.50% due 8/15/2010                                  1,193,750
                                 1,150,000   Texas Industries, Inc., 7.25% due 7/15/2013 (a)                              1,190,250
                                                                                                                      -------------
                                                                                                                         17,481,000
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 8.9%    1,625,000   Activant Solutions, Inc., 10.054% due 4/01/2010 (a)(c)                       1,665,625
                                 3,600,000   Advanced Micro Devices, Inc., 7.75% due 11/01/2012                           3,627,000
                                 1,300,000   Amkor Technology, Inc., 9.25% due 2/15/2008                                  1,254,500
                                 2,225,000   Amkor Technology, Inc., 7.125% due 3/15/2011                                 1,946,875
                                 5,275,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (h)                         6,158,563
                                 3,200,000   Freescale Semiconductor, Inc., 6.90% due 7/15/2009 (c)                       3,280,000
                                   475,000   MagnaChip Semiconductor SA, 6.875% due 12/15/2011                              458,375
                                 2,700,000   MagnaChip Semiconductor SA, 7.741% due 12/15/2011 (c)                        2,727,000
                                 2,850,000   MagnaChip Semiconductor SA, 8% due 12/15/2014                                2,636,250
                                 3,130,000   Quantum Corp., 4.375% due 8/01/2010 (h)                                      2,969,588
                                 2,625,000   Sungard Data Systems, Inc., 8.525% due 8/15/2013 (a)(c)                      2,720,156
                                 3,950,000   Sungard Data Systems, Inc., 9.125% due 8/15/2013 (a)                         4,088,250
                                 2,250,000   Sungard Data Systems, Inc., 10.25% due 8/15/2015 (a)                         2,272,500
                                 1,300,000   Telcordia Technologies Inc., 10% due 3/15/2013 (a)                           1,131,000
                                 1,925,000   UGS Corp., 10% due 6/01/2012                                                 2,098,250
                                 1,600,000   Unisys Corp., 8% due 10/15/2012                                              1,448,000
                                 5,600,000   Viasystems, Inc., 10.50% due 1/15/2011                                       5,180,000
                                                                                                                      -------------
                                                                                                                         45,661,932
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.7%                   4,850,000   Felcor Lodging LP, 8.83% due 6/01/2011 (c)                                   5,044,000
                                 2,500,000   Felcor Lodging LP, 9% due 6/01/2011                                          2,737,500
                                   975,000   True Temper Sports, Inc., 8.375% due 9/15/2011                                 877,500
                                                                                                                      -------------
                                                                                                                          8,659,000
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 5.6%             3,500,000   CPI Holdco, Inc., 9.672% due 2/01/2015 (a)(c)                                3,409,112
                                 1,275,000   Case New Holland, Inc., 9.25% due 8/01/2011                                  1,351,500
                                 2,150,000   Caue Finance Ltd., 8.875% due 8/01/2015 (a)                                  2,279,000
                                 1,425,000   Chart Industries, Inc., 9.125% due 10/15/2015 (a)                            1,439,250
                                 6,050,000   EaglePicher Inc., 9.75% due 9/01/2013 (b)                                    4,688,750
                                 3,850,000   Invensys Plc, 9.875% due 3/15/2011 (a)                                       3,773,000
                                 2,190,000   Medis Technologies Ltd., 6% due 7/15/2010 (a)(h)                             1,971,000
                                 1,600,000   Mueller Group, Inc., 10% due 5/01/2012                                       1,688,000
                                 1,500,000   Rexnord Corp., 10.125% due 12/15/2012                                        1,620,000
                                 1,575,000   Superior Essex Communications LLC, 9% due 4/15/2012                          1,551,375
                                 6,075,000   Trimas Corp., 9.875% due 6/15/2012                                           4,981,500
                                                                                                                      -------------
                                                                                                                         28,752,487
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.3%             3,250,000   Foundation PA Coal Co., 7.25% due 8/01/2014                                  3,315,000
                                 3,450,000   Novelis, Inc., 7.25% due 2/15/2015                                           3,225,750
                                                                                                                      -------------
                                                                                                                          6,540,750
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.1%                 2,250,000   Graham Packing Co., Inc., 9.875% due 10/15/2014                              2,176,875
                                 4,875,000   Owens-Brockway, 8.875% due 2/15/2009                                         5,118,750
                                   625,000   Owens-Brockway, 8.25% due 5/15/2013                                            645,312
                                   600,000   Pliant Corp., 13% due 6/01/2010 (b)                                            114,000
                                 2,925,000   U.S. Can Corp., 12.375% due 10/01/2010                                       2,764,125
                                                                                                                      -------------
                                                                                                                         10,819,062
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 5.7%                     4,950,000   Abitibi-Consolidated, Inc., 7.991% due 6/15/2011 (c)                         4,752,000
                                 1,600,000   Boise Cascade LLC, 7.025% due 10/15/2012 (c)                                 1,552,000

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $5,425,000   Bowater, Inc., 7.491% due 3/15/2010 (c)                                  $   5,316,500
                                 3,275,000   Domtar, Inc., 7.125% due 8/15/2015                                           2,898,375
                                 1,875,000   Graphic Packaging International Corp., 8.50% due 8/15/2011                   1,865,625
                                 2,050,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                   1,937,250
                                 1,500,000   JSG Funding Plc, 9.625% due 10/01/2012                                       1,485,000
                                 2,400,000   NewPage Corp., 10.50% due 5/01/2012 (c)                                      2,376,000
                                 2,400,000   NewPage Corp., 12% due 5/01/2013                                             2,160,000
                                 3,250,000   Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                       3,176,875
                                 1,716,000   Western Forest Products, Inc., 15% due 7/28/2009 (a)(f)                      1,866,384
                                                                                                                      -------------
                                                                                                                         29,386,009
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 1.9%                      950,000   General Nutrition Centers, Inc., 8.625% due 1/15/2011                          921,500
                                 4,150,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                                  3,849,125
                                 2,225,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (a)                             2,263,937
                                 2,525,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (a)                        2,553,406
                                                                                                                      -------------
                                                                                                                          9,587,968
-----------------------------------------------------------------------------------------------------------------------------------
Service - 5.7%                   4,325,000   Allied Waste North America, Inc. Series B, 8.875% due 4/01/2008              4,552,062
                                 4,500,000   Corrections Corp. of America, 7.50% due 5/01/2011                            4,680,000
                                 2,825,000   Dycom Industries, Inc., 8.125% due 10/15/2015 (a)                            2,825,000
                                   750,000   MSW Energy Holdings II LLC, 7.375% due 9/01/2010                               766,875
                                 1,875,000   MSW Energy Holdings LLC, 8.50% due 9/01/2010                                 1,987,500
                                 2,050,000   Mac-Gray Corp., 7.625% due 8/15/2015                                         2,085,875
                                 1,900,000   Service Corp. International, 7% due 6/15/2017 (a)                            1,878,625
                                 5,450,000   United Rentals North America, Inc., 7.75% due 11/15/2013 (a)                 5,245,625
                                 5,150,000   Waste Services, Inc., 9.50% due 4/15/2014                                    5,150,000
                                                                                                                      -------------
                                                                                                                         29,171,562
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.8%                     3,175,000   Chaparral Steel Co., 10% due 7/15/2013                                       3,373,437
                                   700,000   Ucar Finance, Inc., 10.25% due 2/15/2012                                       738,500
                                                                                                                      -------------
                                                                                                                          4,111,937
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.3%        4,000,000   ADC Telecommunications, Inc., 1% due 6/15/2008 (h)                           3,855,000
                                 1,025,000   ADC Telecommunications, Inc., 5.045% due 6/15/2013 (c)(h)                    1,025,000
                                 1,494,000   Alaska Communications Systems Holdings, Inc., 9.875%
                                             due 8/15/2011                                                                1,619,122
                                   675,000   Cincinnati Bell, Inc., 8.375% due 1/15/2014                                    661,500
                                 5,700,000   LCI International, Inc., 7.25% due 6/15/2007                                 5,685,750
                                   650,000   Qwest Communications International, Inc., 7.50% due 2/15/2014 (a)              656,500
                                 2,175,000   Qwest Corp., 7.741% due 6/15/2013 (a)(c)                                     2,343,562
                                   875,000   Qwest Corp., 7.625% due 6/15/2015 (a)                                          930,781
                                 1,600,000   Terremark Worldwide, Inc., 9% due 6/15/2009 (a)(h)                           1,336,000
                                 1,450,000   Time Warner Telecom Holdings, Inc., 8.34% due 2/15/2011 (c)                  1,482,625
                                   650,000   Time Warner Telecom, Inc., 9.75% due 7/15/2008                                 662,188
                                 6,375,000   Time Warner Telecom, Inc., 10.125% due 2/01/2011                             6,661,875
                                                                                                                      -------------
                                                                                                                         26,919,903
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.6%            2,500,000   Teekay Shipping Corp., 8.875% due 7/15/2011                                  2,821,875
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 8.8%                   4,000,000   The AES Corp., 9.375% due 9/15/2010                                          4,350,000

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount   Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $3,150,000   Aquila, Inc., 7.625% due 11/15/2009                                      $   3,213,000
                                 8,500,000   Calpine Canada Energy Finance Ulc, 8.50% due 5/01/2008 (b)                   2,380,000
                                 1,325,000   Calpine Corp., 8.75% due 7/15/2007                                             410,750
                                 3,318,000   Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (h)                   3,989,895
                                 3,357,000   ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011               3,518,895
                                 3,125,000   Edison Mission Energy, 9.875% due 4/15/2011                                  3,636,719
                                   747,000   Nevada Power Co., 9% due 8/15/2013                                             822,894
                                 3,750,000   Nevada Power Co. Series A, 8.25% due 6/01/2011                               4,143,750
                                 1,024,000   Nevada Power Co. Series E, 10.875% due 10/15/2009                            1,121,280
                                 4,125,000   Reliant Energy, Inc., 6.75% due 12/15/2014                                   3,609,375
                                 3,950,000   Sierra Pacific Power Co. Series A, 8% due 6/01/2008                          4,137,625
                                   875,000   Sierra Pacific Resources, 8.625% due 3/15/2014                                 955,938
                                 1,650,000   Southern Natural Gas Co., 8.875% due 3/15/2010                               1,764,444
                                 3,463,332   Tenaska Alabama Partners LP, 7% due 6/30/2021 (a)                            3,501,122
                                 3,450,000   Texas Genco LLC, 6.875% due 12/15/2014 (a)                                   3,691,500
                                                                                                                      -------------
                                                                                                                         45,247,187
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 5.0%   3,300,000   Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                 3,679,500
                                 3,750,000   Digicel Ltd., 9.25% due 9/01/2012 (a)                                        3,862,500
                                 1,575,000   Dobson Cellular Systems, 9% due 11/01/2011 (c)                               1,634,062
                                 1,400,000   Dobson Communications Corp., 8.40% due 10/15/2012 (a)(c)                     1,379,000
                                 2,875,000   IWO Holdings, Inc., 7.90% due 1/15/2012 (c)                                  2,975,625
                                 1,425,000   Rogers Wireless Communications, Inc., 7.616% due 12/15/2010 (c)              1,471,313
                                   250,000   Rogers Wireless Communications, Inc., 8% due 12/15/2012                        264,688
                                 5,600,000   Rogers Wireless Communications, Inc., 6.375% due 3/01/2014                   5,565,000
                                 1,075,000   Rural Cellular Corp., 8.991% due 3/15/2010 (c)                               1,104,563
                                 1,463,000   SBA Communications Corp., 8.50% due 12/01/2012                               1,623,930
                                 2,250,000   SBA Telecommunications, Inc., 14.408%* due 12/15/2011                        2,058,750
                                                                                                                      -------------
                                                                                                                         25,618,931
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Corporate Bonds
                                             (Cost - $648,049,029) - 124.9%                                             640,483,119
-----------------------------------------------------------------------------------------------------------------------------------

                                             Floating Rate Loan Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.6%              8,400,000   Century Cable Holdings LLC, Discretionary Term Loan, 10.25%
                                             due 12/31/2009                                                               8,261,400
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                 4,870,000   Wellman, Inc. Second Lien Term Loan, 11% due 2/10/2010                       4,959,282
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.4%       2,200,000   Simmons Co. Term Loan, 7% due 6/19/2012                                      2,226,814
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.3%             1,571,003   EaglePicher Holdings, Inc. Tranche B Term Loan, 10.75%
                                             due 8/07/2009 (b)                                                            1,564,830
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Floating Rate Loan Interests
                                             (Cost - $16,455,778) - 3.3%                                                 17,012,326
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount   Foreign Government Obligations                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Government -Foreign- 2.1%       $3,200,000   Brazilian Government International Bond, 8.75% due 2/04/2025             $   3,334,400
                                 3,200,000   Brazilian Government International Bond, 8.25% due 1/20/2034                 3,190,400
                                 1,925,000   Philippine Government International Bond, 8.375% due 2/15/2011               2,042,906
                                 1,275,000   Turkey Government International Bond, 8% due 2/14/2034                       1,351,500
                                   625,000   Venezuela Government International Bond, 7.65% due 4/21/2025                   613,437
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Foreign Government Obligations
                                             (Cost - $9,041,710) - 2.1%                                                  10,532,643
-----------------------------------------------------------------------------------------------------------------------------------

                                   Shares
                                     Held    Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                    133,624   ABX Air, Inc. (g)                                                            1,002,180
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.6%              123,734   Trico Marine Services, Inc. (g)                                              3,082,214
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                        78,039   Western Forest Products, Inc. Restricted Shares (g)                            156,940
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks  (Cost - $3,719,719) - 0.8%                              4,241,334
-----------------------------------------------------------------------------------------------------------------------------------
                                             Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------

                                             Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.7%                  230,000   General Motors Corp. Series C, 6.25% (h)                                     3,795,000
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Preferred Stocks  (Cost - $5,748,900) - 0.7%                           3,795,000
-----------------------------------------------------------------------------------------------------------------------------------

                                      Face
                                    Amount   Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.3%              $6,150,000   Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008                6,472,875
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Capital Trusts (Cost - $6,326,974) - 1.3%                              6,472,875
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Preferred Securities (Cost - $12,075,874) - 2.0%                      10,267,875
-----------------------------------------------------------------------------------------------------------------------------------

                                    Shares
                                      Held   Warrants (d)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                  54,577   HealthSouth Corp. (expires 1/16/2014)                                          136,442
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Warrants (Cost - $0) -  0.0%                                             136,442
-----------------------------------------------------------------------------------------------------------------------------------

                                Beneficial
                                  Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                $1,106,782   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (i)                  1,106,782
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities
                                             (Cost - $1,106,782) - 0.2%                                                   1,106,782
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments  (Cost - $690,448,892**)  - 133.3%                       683,780,521

                                             Liabilities in Excess of Other Assets - (33.3%)                           (170,978,933)
                                                                                                                      -------------

                                             Net Assets - 100.0%                                                      $ 512,801,588
                                                                                                                      =============

* Represents a zero coupon or a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 692,563,325
                                                                  =============
      Gross unrealized appreciation                               $  17,803,654
      Gross unrealized depreciation                                 (26,586,458)
                                                                  -------------
      Net unrealized depreciation                                 $  (8,782,804)
                                                                  =============

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(c)   Floating rate note.
(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London Interbank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g)   Non-income producing security.
(h)   Convertible security.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                       Net              Interest
                                                   Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash
      Sweep Series I                              $1,106,782            $4,321
      --------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Swaps outstanding as of November 30, 2005 were as follows:
      ----------------------------------------------------------------------------------------------------
                                                                                              Appreciation
                                                                                  Notional     Unrealized
                                                                                   Amount    (Depreciation)
      ----------------------------------------------------------------------------------------------------
      Sold credit default protection on General Motors Corp. and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                                          $  625,000      $ (75,013)

      Sold credit default protection on General Motors Corp. and receive 8.00%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                                          $  625,000        (46,748)

      Sold credit default protection on Russian Federation and receive 0.73%

      Broker, UBS Warburg
      Expires October 2010                                                       $3,200,000          7,693


      Sold credit default protection on Federative Republic of Brazil and receive 3.44%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires October 2010                                                       $1,600,000         63,141

Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

      ----------------------------------------------------------------------------------------------------
                                                                                              Appreciation
                                                                                  Notional     Unrealized
                                                                                   Amount    (Depreciation)
      ----------------------------------------------------------------------------------------------------
      Bought credit default protection on Chemtura Corp. and pay 1.35%

      Broker, Deutsche Bank AG
      Expires December 2010                                                      $  950,000      $  10,221

      Bought credit default protection on Chemtura Corp. and pay 1.4286%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                      $2,225,000         16,378

      Bought credit default protection on Ford Motor Credit Co. and pay 4.37%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                      $1,250,000         33,812

      Sold credit default protection on Dow Jones CDX
      Emerging Markets Index Series 4 and receive 1.80%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                      $1,590,400         28,194

      Sold credit default protection on Dow Jones CDX
      Emerging Markets Index Series 4 and receive 1.80%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                      $4,610,700        143,919
      ----------------------------------------------------------------------------------------------------
      Total                                                                                      $ 181,597
                                                                                                 =========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund VI, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund VI, Inc.

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund VI, Inc.

Date: January 25, 2006


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund VI, Inc.

Date: January 25, 2006